As filed with the Securities and Exchange Commission on July 6, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21169

NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman New York Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Intermediate Municipal
Closed-End Funds

Neuberger Berman California Intermediate
Municipal Fund Inc.

Neuberger Berman Intermediate Municipal
Fund Inc.

Neuberger Berman New York Intermediate
Municipal Fund Inc.

Semi-Annual Report

April 30, 2017

Contents

President’s Letter	1

PORTFOLIO COMMENTARIES	2

SCHEDULES OF INVESTMENTS
California Intermediate Municipal Fund Inc.	6
Intermediate Municipal Fund Inc.	12
New York Intermediate Municipal Fund Inc.	24

FINANCIAL STATEMENTS	30

FINANCIAL HIGHLIGHTS/PER SHARE DATA
California Intermediate Municipal Fund Inc.	42
Intermediate Municipal Fund Inc.	43
New York Intermediate Municipal Fund Inc.	44

Distribution Reinvestment Plan for each Fund	47
Directory	50
Proxy Voting Policies and Procedures	51
Quarterly Portfolio Schedule	51
Privacy Notice	Located after the Funds’ Report

The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC. ©2017 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter

Dear Stockholder,

I am pleased to present this semi-annual report for Neuberger Berman California Intermediate Municipal Fund Inc. (“NBW”), Neuberger Berman Intermediate Municipal Fund Inc. (“NBH”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“NBO” and, together with NBW and NBH, the “Funds”) for the six months ended April 30, 2017. The report includes portfolio commentaries, listings of the Funds’ investments and their unaudited financial statements for the reporting period.

Each Fund’s investment objective is to provide a high level of current income exempt from regular federal income tax and, for each state-specific Fund, a high level of current income exempt from that state’s personal income taxes (and, in the case of NBO, New York City personal income tax).

We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.

On February 15, 2017, NBH announced a decrease in its monthly distribution rate to $0.0675 per share of common stock from the prior monthly distribution rate of $0.075 per share, NBW announced a decrease in its monthly distribution rate to $0.0512 per share of common stock from the prior monthly distribution rate of $0.062 per share, and NBO announced a decrease in its monthly distribution rate to $0.0437 per share of common stock from the prior monthly distribution rate of $0.048 per share. The Funds’ decreases in distribution rates were the result of numerous factors, including the general decline in yields available in the municipal market and the related impact on the Funds’ levels of earnings, the amount of available undistributed net investment income, and with respect to NBW and NBO, the lack thereof, and the Funds’ current and expected costs of leverage.

Thank you for your confidence in the Funds. We will continue to do our best to earn your trust in the years to come.

Sincerely,

Robert Conti

President and CEO
Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

Neuberger Berman Intermediate Municipal Closed-End Funds Portfolio Commentaries

For the six months ended April 30, 2017, on a net asset value (NAV) basis, all three of the Neuberger Berman Intermediate Municipal Closed-End Funds underperformed their benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The California Intermediate Municipal Fund, Intermediate Municipal Fund and New York Intermediate Municipal Fund posted -1.60%, -1.57%, and -1.79% total returns, respectively, whereas the benchmark generated a -0.44% return for the same period. (Fund performance on a market basis is provided in the table immediately following this letter.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) detracted from performance given the negative return for the municipal market during the reporting period.

As was the case for taxable bonds, the municipal bond market generated a small negative return during the reporting period. Treasury yields moved sharply higher following the November 2016 presidential election, due to expectations for improving growth and higher inflation. Also impacting the fixed income market was the U.S. Federal Reserve increasing interest rates at its meetings in December 2016 and March 2017. However, Treasury yields declined from their peak in mid-March 2017, as investors tempered their policy optimism following the health care bill setback. After a weak start in November 2016, the municipal bond market posted positive results over the last five months of the period. This turnaround was driven by generally solid fundamentals and improving demand, along with falling yields as the period progressed. All told, the Bloomberg Barclays Municipal Bond Index declined -0.34% for the six months ended April 30, 2017, whereas the overall taxable bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, fell -0.67%.

Throughout the reporting period, the Funds maintained a barbell approach (investing in shorter and longer maturities). In contrast, the Funds' benchmark is concentrated in the eight- to 12-year portion of the curve. This positioning detracted from results as the five- to seven- year portion of the municipal curve was the best performer over the six-month reporting period. The Funds' leverage–adjusted durations were longer than the benchmark. This detracted from performance as rates moved higher over the period, especially in the aftermath of the presidential election.

The Funds maintained lower quality portfolio holdings relative to the benchmark as they sought to generate additional yield. This was additive for results given the outperformance of lower quality bonds, especially during the second half of the reporting period. From a sector perspective, overweights to revenue bonds added to results as they largely outperformed general obligation bonds. In particular, an overweight and security selection of tobacco securitization bonds significantly contributed to performance. In addition, the Funds' underweight to uninsured bonds issued by Puerto Rico was beneficial over the period.

A number of changes were made to the Funds during the reporting period. In particular, we increased the Funds' allocations to lower quality securities and longer-term debt in order to generate incremental yield.

We continue to monitor the U.S. economic and political landscape as the Trump administration and Congress move ahead with proposals to boost both business activity and jobs. Specific to the municipal bond market, we are keeping a particularly close eye on both tax-reform legislation and infrastructure investment. Both issues have the potential to impact valuations and supply. We believe that several months may pass before specific details are available. Proposed legislation will then need to be debated, passed by both houses of Congress and signed by the President. Based upon the failure of the replacement of the Affordable Care Act, the exact process required for success is not clear at this time. Looking forward, we envision elevated headline risk, which will likely create attractive buying opportunities when markets become volatile.

Sincerely,

James L. Iselin and S. Blake Miller
Portfolio Co-Managers

The portfolio composition, industries and holdings of each Fund are subject to change without notice.

The opinions expressed are those of the Funds’ portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by a Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

TICKER SYMBOLS
California Intermediate Municipal Fund Inc.	NBW
Intermediate Municipal Fund Inc.	NBH
New York Intermediate Municipal Fund Inc.	NBO

CALIFORNIA INTERMEDIATE
MUNICIPAL FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	84.9
Florida	0.7
Georgia	0.4
Guam	1.6
Illinois	1.3
Louisiana	0.4
Nevada	0.8
New Jersey	0.6
New York	0.3
North Carolina	0.6
Ohio	0.7
Pennsylvania	1.6
Puerto Rico	4.7
Tennessee	0.4
Texas	0.2
Virgin Islands	0.4
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

NEW YORK INTERMEDIATE
MUNICIPAL FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	3.8
Georgia	0.4
Guam	1.9
Illinois	0.9
Louisiana	0.5
Nevada	1.0
New York	84.7
Ohio	0.4
Pennsylvania	1.9
Puerto Rico	1.8
Texas	0.3
Virgin Islands	0.6
Other	1.4
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
		Six Month	Average Annual Total Return
	Inception	Period Ended	Ended 04/30/2017
At NAV[2]	Date	04/30/2017	1 Year	5 Years 10 Years		Life of Fund
California Intermediate
Municipal Fund Inc.	09/24/2002	-1.60%	-0.40%	4.57%	5.65%	5.79%
Intermediate Municipal
Fund Inc.	09/24/2002	-1.57%	-0.48%	5.51%	6.15%	6.18%
New York Intermediate
Municipal Fund Inc.	09/24/2002	-1.79%	-1.12%	3.92%	4.97%	5.26%
At Market Price[3]
California Intermediate
Municipal Fund Inc.	09/24/2002	-6.17%	-7.84%	2.71%	5.21%	5.07%
Intermediate Municipal
Fund Inc.	09/24/2002	0.44%	-4.87%	4.23%	6.50%	5.66%
New York Intermediate
Municipal Fund Inc.	09/24/2002	-3.95%	-9.38%	1.20%	4.20%	4.20%
Index
Bloomberg Barclays 10-Year
Municipal Bond Index*[4]		-0.44%	-0.09%	3.23%	4.88%	4.56%

*	Effective August 24, 2016, the Barclays 10-Year Municipal Bond Index changed its name to the Bloomberg Barclays 10-Year Municipal Bond Index.

Closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/cef-performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of a Fund’s common stock.

The investment return and market price will fluctuate and shares of a Fund’s common stock may trade at prices above or below NAV. Shares of a Fund’s common stock, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC (“Management”) had not waived a portion of its investment management fees during certain of the periods shown. Please see the Notes to Financial Highlights for additional information regarding fee waivers.

INTERMEDIATE MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
Alabama	0.7%	Missouri	0.6%
Alaska	0.2	Nevada	1.7
American Samoa	0.3	New Hampshire	0.3
Arizona	3.4	New Jersey	3.3
California	20.8	New Mexico	0.3
Colorado	2.3	New York	7.3
Connecticut	0.2	North Carolina	2.4
District of Columbia	2.0	Ohio	1.1
Florida	3.8	Oklahoma	0.2
Georgia	0.6	Oregon	0.1
Guam	1.0	Pennsylvania	3.9
Hawaii	1.7	Puerto Rico	0.5
Illinois	11.9	Tennessee	1.2
Indiana	2.0	Texas	4.3
Iowa	1.7	Utah	2.0
Kentucky	0.6	Vermont	2.0
Louisiana	1.4	Virginia	0.2
Maryland	0.5	Washington	2.5
Massachusetts	3.4	West Virginia	0.2
Michigan	1.2	Wisconsin	4.0
Minnesota	1.0	Other	0.4
Mississippi	0.8	Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

Endnotes

1	A portion of each Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.

2	Returns based on the NAV of each Fund.

3	Returns based on the market price of shares of each Fund’s common stock on the NYSE MKT.

4	Please see “Description of Index” on page 5 for a description of the index.

For more complete information on any of the Neuberger Berman Intermediate Municipal Closed-End Funds, call Neuberger Berman Investment Advisers LLC at (800) 877-9700, or visit our website at www.nb.com.

Description of Index

Bloomberg Barclays 10-Year Municipal Bond Index:	The index is the 10-year (8-12 years to maturity) component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index measures the investment grade, U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all income dividends and other distributions, if any. Each Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) April 30, 2017

PRINCIPAL AMOUNT		VALUE

(000's omitted)		(000's omitted)

Municipal Notes 169.1%

American Samoa 0.7%
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$568

California 143.6%
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27	1,173
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,711
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250	Ser. 2016-A, 5.00%, due 10/1/28	295
260	Ser. 2016-A, 3.00%, due 10/1/29	254
400	Ser. 2016-A, 3.00%, due 10/1/30	387
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,123
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch.	1,103
	Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%,	1,008	(a)(b)
	due 7/1/44
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%,	510	(b)
	due 7/1/29
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%,	257
	due 10/1/25
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%,	1,032	(a)
	due 7/1/31
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	517	(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375	Ser. 2013, 4.00%, due 10/1/25	407
410	Ser. 2013, 4.00%, due 10/1/26	443
455	Ser. 2013, 4.00%, due 10/1/27	496
1,800	California Muni. Fin. Au. Rev. (Chevron USA-Rec. Zone BDS), Ser. 2010-C, 0.76%, due 11/1/35	1,800	(c)
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	683
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605	Ser. 2014-A, 4.00%, due 1/1/27	618
630	Ser. 2014-A, 4.00%, due 1/1/28	640
330	Ser. 2014-A, 4.00%, due 1/1/29	333
1,800	California Poll. Ctrl. Fin. Au. Rev. Ref. (Pacific Gas & Elec. Co.), Ser. 1996, (LOC: Sumitomo Mitsui	1,800	(c)
	Banking), 0.73%, due 11/1/26
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%,	430	(a)
	due 7/1/30
450	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.), Ser. 2014-A, 4.13%, due 7/1/24	468
2,195	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/29	2,166
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15	Ser. 2012-AN, 5.00%, due 12/1/21	17
540	Ser. 2012-AN, 5.00%, due 12/1/21	627
	California St. Dept. of Wtr. Res. Pwr. Supply Rev.
1,240	Ser. 2010-L, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,381
760	Ser. 2010-L, 5.00%, due 5/1/22	844
	California St. G.O.
20	Ser. 2002, 5.00%, due 10/1/17	20
1,500	Ser. 2012, 5.00%, due 2/1/27	1,722
1,000	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley & No.	992	(a)
	Proj.), Ser. 2016-A, 5.00%, due 1/1/36
2,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/46	2,114
750	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC	724	(a)(b)
	Proj.), Ser. 2016, 7.00%, due 12/1/27
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,198	(a)
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%,	1,099
	due 6/1/20
415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016,	416	(a)
	4.50%, due 6/1/31

See Notes to Financial Statements	6

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000's omitted)		(000's omitted)

$400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/31	$416	(a)
600	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A,	626
	5.35%, due 8/1/24
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,108
740	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	758
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured),	825
	5.00%, due 10/1/26
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	818
800	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%,	850	(a)
	due 11/15/19
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee	1,573
	Corp. Insured), 5.13%, due 7/1/24 Pre-Refunded 7/1/18
130	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	131
600	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	620	(a)
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	1,666
1,500	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/41	1,479
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.),	1,295
	Ser. 2015, 4.50%, due 9/1/25
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350	Ser. 2013-A, 5.00%, due 9/1/26	394
560	Ser. 2013-A, 5.00%, due 9/1/27	628
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%,	1,394
	due 12/15/21
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%,	2,277
	due 8/1/24
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%,	1,485
	due 9/1/25
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.
210	Ser. 2007-A-1, 4.50%, due 6/1/27	211
3,590	Ser. 2007-A-1, 5.00%, due 6/1/33	3,612
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured),	1,284
	6.75%, due 8/1/40
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,042
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,178
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150	Ser. 2013, 4.00%, due 9/1/23	163
300	Ser. 2013, 4.00%, due 9/1/24	323
450	Ser. 2013, 4.00%, due 9/1/25	480
645	Ser. 2013, 3.50%, due 9/1/26	665
690	Ser. 2013, 3.63%, due 9/1/27	712
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	794
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315	Ser. 2014, 5.00%, due 5/15/26	339
500	Ser. 2014, 5.00%, due 5/15/29	530
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,274
255	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	258
2,100	Los Angeles Dept. of Wtr. & Pwr. Rev. Ref., Subser. 2001 B-3, (LOC: Barclays Bank PLC), 0.70%,	2,100	(c)
	due 7/1/34
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,275
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	539
635	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	584
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,022
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	865
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,597
1,250	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/39	1,123
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,625
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.),	1,180
	Ser. 2014, (AGM Insured), 5.00%, due 9/1/27
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
415	Ser. 2013, 4.00%, due 9/1/21	424
600	Ser. 2013, 5.00%, due 9/1/25	633

See Notes to Financial Statements	7

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000's omitted)		(000's omitted)

	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
$1,320	Ser. 2013-B, 0.00%, due 6/1/22	$1,106
1,500	Ser. 2013-B, 0.00%, due 6/1/23	1,201
360	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	364
1,700	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A,	1,922
	5.00%, due 10/1/47
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,213
400	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	493
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	2,621
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24	1,439
	Pre-Refunded 8/1/18
	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev.
750	Ser. 2009-D2, 3.00%, due 5/1/21	796
1,000	Ser. 2009-C2, 5.00%, due 5/1/21	1,079
1,220	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B,	1,222
	(National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,149
620	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%,	622
	due 12/1/22
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured),	1,070
	5.00%, due 8/1/21
	San Juan Unified Sch. Dist. G.O.
1,000	Ser. 2012-C, 4.00%, due 8/1/22	1,102
1,070	Ser. 2012-C, 4.00%, due 8/1/25	1,166
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/29	749
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105	Ser. 2011-A, 0.00%, due 9/1/25	76
895	Ser. 2011-A, 0.00%, due 9/1/25	641
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public	979
	Finance Guarantee Corp. Insured), 0.00%, due 8/1/18
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured	1,521
	Guaranty Insured), 5.00%, due 12/1/21
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310	Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	328
575	Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	610
325	Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	342
270	Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	279
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,035
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,110
	5.00%, due 8/1/26
325	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010,	379
	(AGM Insured), 6.50%, due 12/1/37
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded),	1,448
	Ser. 2010, (AGM Insured), 6.50%, due 12/1/37
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,337
	Vernon Elec. Sys. Rev.
515	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	546
1,190	Ser. 2009-A, 5.13%, due 8/1/21	1,279
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%,	3,511	(d)
	due 8/1/37
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,723
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B,	2,710
	(AGM Insured), 0.00%, due 9/1/26
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%,	1,865	(e)
	due 8/1/36
		120,016

See Notes to Financial Statements	8

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000's omitted)		(000's omitted)

Florida 1.3%
$500	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%,	$489	(a)(b)
	due 6/1/30
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	583
		1,072

Georgia 0.7%
600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	601	(a)(b)

Guam 2.7%
1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,161
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,075
		2,236

Illinois 2.2%
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/23	1,016
750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	795
		1,811

Louisiana 0.7%
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	579
	7.63%, due 12/15/28

Nevada 1.4%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,133

New Jersey 1.0%
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	809

New York 0.5%
400	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2005-A, 0.89%, due 6/15/32	400	(c)

North Carolina 0.9%
750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging,	782
	Inc.), Ser. 2012-A, 4.25%, due 3/1/24

Ohio 1.1%
1,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	958

Pennsylvania 2.7%
	Pennsylvania St. Turnpike Commission Rev.
285	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	333
305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	356
1,410	Subser. 2010-B2, 6.00%, due 12/1/34	1,613
		2,302

Puerto Rico 7.9%
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee	2,142
	Corp. Insured), 5.50%, due 7/1/20
400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int'l American Univ. Proj.), Ser. 2012, 5.00%,	417
	due 10/1/21
	Puerto Rico Muni. Fin. Agcy. Rev.
3,000	Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,016
1,000	Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,026
		6,601

See Notes to Financial Statements	9

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000's omitted)		(000's omitted)

Tennessee 0.7%
$500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%,	$588
	due 9/1/23

Texas 0.3%
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%,	285	(a)(b)
	due 1/1/45

Virgin Islands 0.7%
	Virgin Islands Pub. Fin. Au. Rev.
250	Ser. 2014-A, 5.00%, due 10/1/24	204
500	Ser. 2014-A, 5.00%, due 10/1/29	395
		599
	Total Investments 169.1% (Cost $132,709)	141,340

	Other Assets Less Liabilities 1.4%	1,197

	Liquidation Value of Variable Rate Municipal Term Preferred Shares	(58,936)
	(net of unamortized deferred offering costs of approximately $64,000) (70.5)%

	Net Assets Applicable to Common Stockholders 100.0%	$83,601

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2017, these securities amounted to approximately $10,578,000 or 12.7% of net assets applicable to common stockholders of the Fund. Securities denoted with (a) but without (b) have been deemed by the investment manager to be liquid.

(b)	Illiquid security.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2017 and changes periodically.

(d)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

(e)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Financial Statements	10

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2017:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$141,340	$—	$141,340
Total Investments	$—	$141,340	$—	$141,340

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

As of the six months ended April 30, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Financial Statements	11

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) April 30, 2017

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 159.6%

Alabama 1.1%
$1,200	Mobile IDB Poll. Ctrl. Rev. (Alabama Pwr. Barry Plant), Ser. 2009, 0.95%, due 6/1/34	$1,200	(a)
1,900	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	2,131
		3,331

Alaska 0.3%
800	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 0.85%, due 12/1/33	800	(a)

American Samoa 0.5%
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	1,610

Arizona 5.4%
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (Assured Guaranty Insured),	5,273
	5.13%, due 9/1/21 Pre-Refunded 9/1/18
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.),	516	(b)
	Ser. 2016, 5.00%, due 7/1/36
1,500	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.),	1,458	(b)(c)
	Ser. 2016, 5.00%, due 1/1/26
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	2,429	(b)
3,305	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/24	3,457
400	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.),	376
	Ser. 2016-A, 5.13%, due 7/1/36
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/28	540	(c)(d)
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	446
1,140	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	1,140
		15,635

California 33.3%
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),	2,454
	Ser. 2009, 5.00%, due 8/15/39 Pre-Refunded 8/15/19
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,123
600	California Hlth. Facs. Fin. Au. Rev. (Hosp. Adventist Hlth. Sys.),	600	(a)
	Ser. 1998-B, (LOC: U.S. Bank), 0.70%, due 9/1/28
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.),	1,902
	Ser. 2010, 5.13%, due 8/15/24
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
805	Ser. 2014, 5.00%, due 7/1/24	822	(b)(c)
630	Ser. 2014, 5.13%, due 7/1/29	641	(b)(c)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
1,085	Ser. 2014, 5.00%, due 7/1/24	1,133	(c)
430	Ser. 2014, 5.13%, due 7/1/29	439	(c)
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.),	516	(b)
	Ser. 2016, 5.00%, due 7/1/31
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	589	(b)
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group),	601
	Ser. 2014-A, 4.00%, due 1/1/26
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.),	1,398	(b)
	Ser. 2015-A, 5.00%, due 7/1/30
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155	Ser. 2016-A, 2.90%, due 6/1/28	2,139
2,450	Ser. 2016-A, 2.95%, due 12/1/28	2,431

See Notes to Financial Statements	12

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$170	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	$170
500	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley &	496	(b)
	No. Proj.), Ser. 2016-A, 5.00%, due 1/1/36
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So.	483	(b)(c)
	California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27
5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	5,495	(b)
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,346
625	California Statewide CDA Rev. (California Baptist Univ. Proj.), Ser. 2007-A, 5.30%, due 11/1/18	641
1,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01	1,061
	Orinda Wilder Proj.), Ser. 2015, 4.25%, due 9/1/21
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33	2,384
90	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.,	90
	Ser. 2007-A-1, 4.50%, due 6/1/27
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010),	2,568
	Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/40
	Inglewood Pub. Fin. Au. Ref. Rev. (Lease)
1,950	Ser. 2012, 5.00%, due 8/1/17	1,968
1,115	Ser. 2012, 5.00%, due 8/1/18	1,162
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	625
2,250	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	2,426
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation,	2,976
	Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/24
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002),	5,736	(e)
	Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/29
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/34	6,552
1,230	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B,	1,129
	(National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/19
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E,	4,932
	(AMBAC Insured), 5.25%, due 12/1/26
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election),	2,127	(f)
	Ser. 2009-B, 0.00%, due 8/1/34
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	742
2,000	San Francisco City & Co. Arpt. Commission Int’l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,155
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008),	5,517	(g)
	Ser. 2010-A, 0.00%, due 8/1/32
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.),	1,710
	Ser. 2013, 5.00%, due 8/1/26
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%,due 9/1/25	2,383
	Vernon Elec. Sys. Rev.
775	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	822
1,790	Ser. 2009-A, 5.13%, due 8/1/21	1,924
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008),	10,616	(h)
	Ser. 2009-C, 0.00%, due 8/1/37
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009,	3,792
	(Assured Guaranty Insured), 0.00%, due 8/1/26
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010),	2,486	(i)
	Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36
		96,302

See Notes to Financial Statements	13

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Colorado 3.8%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
$500	Ser. 2015, 4.50%, due 4/1/25	$497	(b)
1,000	Ser. 2015, 5.13%, due 4/1/35	981	(b)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
385	Ser. 2014, 4.00%, due 11/1/24	389	(c)
750	Ser. 2014, 4.50%, due 11/1/29	753	(c)
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,675
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,616	(b)
		10,911

Connecticut 0.3%
750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/25	767

District of Columbia 3.2%
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%,	1,710
	due 12/1/26
3,035	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	3,110
520	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/23	553
700	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/45	632
	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev.
1,000	Ser. 2008-A, 5.50%, due 10/1/18	1,061
2,000	Ser. 2011-C, 5.00%, due 10/1/26	2,242
		9,308

Florida 6.1%
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	1,102
1,075	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	1,007
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
1,000	Ser. 2012-A, 5.50%, due 6/15/22	1,077
3,120	Ser. 2013-A, 6.75%, due 12/15/27	3,342
1,750	Ser. 2014-A, 5.75%, due 6/15/29	1,812
500	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.),	489	(b)(c)
	Ser. 2016-A, 6.00%, due 6/1/30
1,075	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Obligated Group), Ser. 2015-A, 7.00%, due 6/1/45	867	(b)
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.),	103
	Ser. 2013, 5.00%, due 11/15/36
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32	1,163
	Pre-Refunded 8/15/19
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,251
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,273
2,000	Martin Co. Ind. Dev. Au. Ref. Rev. (Indiantown Cogeneration Proj.), Ser. 2013, 4.20%, due 12/15/25	2,049	(b)
980	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/29	989
		17,524

Georgia 0.9%
1,750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%,	1,612	(b)(c)
	due 7/1/36
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	1,102	(b)(c)
		2,714

See Notes to Financial Statements	14

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Guam 1.7%
	Guam Gov’t Hotel Occupancy Tax Rev.
$1,220	Ser. 2011-A, 5.75%, due 11/1/20	$1,353
650	Ser. 2011-A, 5.75%, due 11/1/21	726
2,630	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	2,827
		4,906

Hawaii 2.7%
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	5,568
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary),	2,168
	Ser. 2009, 6.50%, due 7/1/39
		7,736

Illinois 19.0%
5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/27	6,306
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	251
2,000	Ser. 2002-B, 5.00%, due 1/1/25	2,009
2,000	Ser. 2009-C, 5.00%, due 1/1/27	1,989
	Chicago Ref. G.O.
1,000	Ser. 2005-D, 5.50%, due 1/1/40	992
2,500	Ser. 2012-C, 5.00%, due 1/1/24	2,524
700	Ser. 2014-A, 5.00%, due 1/1/27	696
3,000	Ser. 2017-A, 6.00%, due 1/1/38	3,134
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350	Ser. 2013-C, 5.45%, due 12/1/30	1,461
1,960	Ser. 2013-C, 5.50%, due 12/1/31	2,121
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%, due 12/1/25	2,050
1,560	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/31	1,688
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,240
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22 Pre-Refunded 5/1/20	3,825
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A,	1,679
	(FGIC Insured), 5.50%, due 6/15/17
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001,	1,302
	(AMBAC Insured), 0.00%, due 6/15/26
	Illinois St. G.O.
3,900	Ser. 2012, 4.00%, due 8/1/25	3,827
1,000	Ser. 2013, 5.00%, due 7/1/23	1,061
1,720	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/26	1,859
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/27	1,043
1,375	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/28	1,509
715	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/29	780
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725	Ser. 2013, 5.00%, due 10/1/27	3,059
2,875	Ser. 2013, 5.75%, due 10/1/28	3,355
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	2,140
		54,900

See Notes to Financial Statements	15

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Indiana 3.3%
$4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%,	$4,309
	due 8/1/29 Pre-Refunded 2/1/19
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.),	501
	Ser. 2012-A, 5.00%, due 6/1/32
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured),	3,621
	5.75%, due 12/1/21
900	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/24	1,011
		9,442

Iowa 2.8%
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22 Pre-Refunded 8/1/18	5,396
	Iowa Std. Loan Liquidity Corp. Rev.
1,970	Ser. 2011-A-1, 5.00%, due 12/1/21	2,068
565	Ser. 2011-A-1, 5.30%, due 12/1/23	596
		8,060

Kentucky 0.9%
2,585	Kentucky Econ. Dev. Fin. Au. Hlth. Care Ref. Rev. (Baptist Life Comm. Proj.),	2,530
	Ser. 2016-A, 5.50%, due 11/15/27
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	150
		2,680

Louisiana 2.3%
1,500	Louisiana Local Gov’t Env. Fac. & Comm. (Westlake Chemical Corp.),	1,707
	Ser. 2010-A2, 6.50%, due 11/1/35
1,715	Louisiana Local Govt. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.),	1,730	(b)
	Ser. 2017-A, 5.75%, due 2/1/32
500	Louisiana Pub. Facs. Au. Rev. (Archdiocese of New Orleans Proj.), Ser. 2007,	503
	(Assured Guaranty Insured), 4.50%, due 7/1/37
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.),	897
	Ser. 2013-A, 7.63%, due 12/15/28
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%,	1,757	(a)
	due 12/1/40 Putable 6/1/22
		6,594

Maryland 0.8%
2,350	Prince Georges Co. Hsg. Au. Multi-Family Rev. (Bristol Pines Apts. Proj.), Ser. 2005,	2,375	(a)
	(Fannie Mae Insured), 4.85%, due 12/15/38 Putable 12/15/23

Massachusetts 5.5%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200	Ser. 2014-F, 5.00%, due 7/15/24	222
415	Ser. 2014-F, 5.00%, due 7/15/25	457
200	Ser. 2014-F, 5.00%, due 7/15/26	219
190	Ser. 2014-F, 5.00%, due 7/15/27	207
150	Ser. 2014-F, 5.00%, due 7/15/28	163
	Massachusetts St. Ed. Fin. Au. Rev.
2,260	Ser. 2011-J, 5.00%, due 7/1/23	2,441
3,180	Ser. 2012-J, 4.70%, due 7/1/26	3,332
3,410	Ser. 2013-K, 4.50%, due 7/1/24	3,626
3,875	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	4,096
1,175	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	1,179
		15,942

See Notes to Financial Statements	16

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Michigan 1.9%
	Jackson College Dormitories Hsg. Rev.
$1,000	Ser. 2015, 6.50%, due 5/1/35	$1,071
500	Ser. 2015, 6.75%, due 5/1/46	533
	Michigan St. Hsg. Dev. Au. Rev.
1,935	Ser. 2016-C, 2.05%, due 12/1/22	1,922
1,835	Ser. 2016-C, 2.15%, due 6/1/23	1,812
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	100
		5,438

Minnesota 1.5%
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,000
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hlth. Care Facs.), Ser. 2010-A1,	2,429
	(AGM Insured), 4.50%, due 8/15/24
		4,429

Mississippi 1.3%
600	Jackson Co. Port Fac. Ref. Rev. (Chevron, U.S.A., Inc. Proj.), Ser. 1993, 0.87%, due 6/1/23	600	(a)
2,960	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	3,127

		3,727

Missouri 1.0%
	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children’s Mercy Hosp.)
1,885	Ser. 2009, 5.13%, due 5/15/24 Pre-Refunded 5/15/19	2,037
390	Ser. 2009, 5.13%, due 5/15/24	420
325	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 0.85%,	325	(a)
	due 7/1/32

		2,782

Nevada 2.7%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,800	Ser. 2015-A, 4.00%, due 12/15/25	1,796	(b)
500	Ser. 2015-A, 5.13%, due 12/15/45	504	(b)
	Las Vegas Redev. Agcy. Tax Increment Rev.
1,635	Ser. 2009-A, 6.50%, due 6/15/17	1,646
3,545	Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	4,017

		7,963

New Hampshire 0.5%
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.),	1,487	(a)(b)
	Ser. 2013, 4.00%, due 4/1/29 Putable 10/1/19

New Jersey 5.3%
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,696
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500	Ser. 2013, 5.25%, due 1/1/25	569
500	Ser. 2013, 5.50%, due 1/1/26	574
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420	Ser. 2013, 3.50%, due 7/1/24	1,413
1,470	Ser. 2013, 3.63%, due 7/1/25	1,455
1,520	Ser. 2013, 3.75%, due 7/1/26	1,506
765	Ser. 2013, 4.00%, due 7/1/27	766

See Notes to Financial Statements	17

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K,	$196
	(AMBAC Insured), 5.25%, due 12/15/20
4,800	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	4,991
1,000	New Jersey Trans. Trust Fund Au. (Federal Hwy. Reimbursement Notes),	1,038
	Ser. 2016-A-2, 5.00%, due 6/15/21

		15,204

New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev.
	(Gross Receipts Tax Increment Bond)
500	Ser. 2015, 5.25%, due 5/1/25	503	(b)(c)
1,000	Ser. 2015, 5.75%, due 5/1/30	1,020	(b)(c)

		1,523

New York 11.7%
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/29	671
	Build NYC Res. Corp. Rev.
1,100	Ser. 2014, 5.00%, due 11/1/24	1,160
835	Ser. 2014, 5.25%, due 11/1/29	872
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts)
500	Ser. 2013-A, 3.88%, due 4/15/23	504
1,450	Ser. 2013-A, 5.00%, due 4/15/43	1,466
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.),	1,076	(b)
	Ser. 2014, 4.50%, due 1/1/25
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700	Ser. 2014, 5.00%, due 7/1/23	792
735	Ser. 2014, 5.00%, due 7/1/24	838
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/24	1,304	(b)
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,061
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/40	546	(b)
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine),	4,354
	Ser. 2009, 5.25%, due 7/1/33 Pre-Refunded 7/1/19
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	3,688
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,071
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	2,033
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,140
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	774
	Newburgh G.O. (Deficit Liquidation)
495	Ser. 2012-B, 5.00%, due 6/15/20	539
520	Ser. 2012-B, 5.00%, due 6/15/21	579
550	Ser. 2012-B, 5.00%, due 6/15/22	619
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,577
1,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. (Covanta Energy Proj.),	1,003	(b)
	Ser. 2012-B, 4.00%, due 11/1/24
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/26	1,236
2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	2,370
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	594	(b)

		33,867

See Notes to Financial Statements	18

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

North Carolina 3.8%
$1,835	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.),	$1,913
	Ser. 2012-A, 4.25%, due 3/1/24
200	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.),	200	(a)
	Ser. 2001-B, 0.84%, due 10/1/35
2,000	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/23	2,150
	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev.
3,740	Ser. 2009-A, 5.00%, due 1/1/26 Pre-Refunded 1/1/19	3,985
1,510	Ser. 2009-A, 5.00%, due 1/1/26	1,602
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%,	1,094
	due 6/1/24 Pre-Refunded 6/1/19

		10,944

Ohio 1.7%
2,875	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	2,756
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,300

		5,056

Oklahoma 0.3%
	Tulsa Arpt. Imp. Trust Ref. Rev.
250	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/24	285
400	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/25	460

		745

Oregon 0.2%
480	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%,	492
	due 7/1/27

Pennsylvania 6.3%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500	Ser. 2012, 3.50%, due 5/1/25	509
350	Ser. 2012, 3.60%, due 5/1/26	356
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.),	2,906
	Ser. 2015-A, 4.25%, due 7/1/30
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	2,017
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/28	1,368
1,105	Moon Ind. Dev. Au. Rev. Ref. (Baptist Homes Society Obligated Group), Ser. 2015, 5.63%, due 7/1/30	1,160
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	3,593
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%,	2,927
	due 11/1/24
	Pennsylvania St. Turnpike Commission Rev.
150	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	175
705	Subser. 2010-B2, 6.00%, due 12/1/34	807
145	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	169
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,117

		18,104

See Notes to Financial Statements	19

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Puerto Rico 0.7%
$2,020	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance	$2,163
	Guarantee Corp. Insured), 5.50%, due 7/1/20

Tennessee 2.0%
535	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/22	415	(b)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	2,927
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.),	2,351
	Ser. 2006-A, 5.25%, due 9/1/23

		5,693

Texas 6.9%
250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	243
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
500	Ser. 2014-A, 5.88%, due 3/1/24	504
1,000	Ser. 2014-A, 6.63%, due 3/1/29	1,029
910	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	913
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/28	264	(b)
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,038
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	511
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.),	1,092
	Ser. 2013-B, 5.75%, due 1/1/28
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33 Pre-Refunded 8/15/18	3,049
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
390	Ser. 2012-A, 4.00%, due 2/15/22	406
1,000	Ser. 2012-A, 5.00%, due 2/15/32	1,080
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20 Pre-Refunded 3/1/18	1,034
500	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Ref. Rev. (Carillon Life Care Comm. Proj.),	494
	Ser. 2016, 5.00%, due 7/1/36
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park	524
	Carriage), Ser. 2016-C, 5.75%, due 7/1/51
3,000	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	3,228
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev. (St. Edwards Univ. Proj.),	501
	Ser. 2007, 5.00%, due 6/1/19
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/21	1,690
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,272

		19,872

Utah 3.2%
	Salt Lake City Arpt. Rev.
1,000	Ser. 2017-A, 5.00%, due 7/1/42	1,129
2,000	Ser. 2017-A, 5.00%, due 7/1/47	2,249
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,531
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20 Pre-Refunded 6/1/18	1,254
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	516	(b)
	Utah Hsg. Corp. Single Family Mtge. Rev.
140	Ser. 2011-A2, Class I, 5.00%, due 7/1/20	144
130	Ser. 2011-A2, Class I, 5.25%, due 7/1/21	133
175	Ser. 2011-A2, Class I, 5.45%, due 7/1/22	180

		9,136

See Notes to Financial Statements	20

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Vermont 3.1%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
$1,600	Ser. 2012-A, 5.00%, due 6/15/21	$1,732
445	Ser. 2013-A, 4.25%, due 6/15/24	463
1,060	Ser. 2013-A, 4.35%, due 6/15/25	1,093
1,575	Ser. 2013-A, 4.45%, due 6/15/26	1,622
515	Ser. 2013-A, 4.55%, due 6/15/27	530
1,800	Ser. 2014-A, 5.00%, due 6/15/24	2,008
1,615	Ser. 2015-A, 4.13%, due 6/15/27	1,645

		9,093

Virginia 0.3%
1,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC),	1,025
	Ser. 2013-A, 4.00%, due 12/1/22

Washington 3.9%
1,600	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%,	1,644
	due 12/1/25 Pre-Refunded 12/1/17
6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/28	6,982
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29	2,778
	Pre-Refunded 10/1/19

		11,404

West Virginia 0.4%
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19 Pre-Refunded 7/1/18	1,047

Wisconsin 6.5%
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/30	898	(b)
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/35	202	(b)
3,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.),	2,702
	Ser. 2016-A, 4.25%, due 12/1/51
500	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	447
1,250	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A,	1,197
	4.00%, due 12/1/36
1,850	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/25	1,930
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College)
1,100	Ser. 2010-A, 6.13%, due 6/1/35 Pre-Refunded 6/1/20	1,261
1,225	Ser. 2010-A, 6.13%, due 6/1/39 Pre-Refunded 6/1/20	1,405
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.)
1,340	Ser. 2008-B3, 5.00%, due 10/1/30 Pre-Refunded 12/23/19	1,472
3,660	Ser. 2008-B3, 5.00%, due 10/1/30	3,973
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%,	3,215
	due 12/1/29 Pre-Refunded 12/1/18

		18,702

	Total Municipal Notes (Cost $426,008)	461,433

See Notes to Financial Statements	21

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Tax Exempt Preferred 0.6%

Real Estate 0.6%
$1,625	Munimae TE Bond Subsidiary LLC, 5.00%, due 4/30/28 (Cost $1,625)	$1,673	(b)(c)

	Total Investments 160.2% (Cost $427,633)	463,106

	Other Assets Less Liabilities 1.8%	5,177

	Liquidation Value of Variable Rate Municipal Term Preferred Shares	(179,276)
	(net of unamortized deferred offering costs of approximately $124,000) (62.0)%

	Net Assets Applicable to Common Stockholders 100.0%	$289,007

(a)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2017 and changes periodically.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2017, these securities amounted to approximately $40,587,000 or 14.0% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	Defaulted security.
(e)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(f)	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.
(g)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(h)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(i)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Financial Statements	22

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2017:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$461,433	$—	$461,433
Tax Exempt Preferred	—	1,673	—	1,673
Total Investments	$—	$463,106	$—	$463,106

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

As of the six months ended April 30, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Financial Statements	23

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) April 30, 2017

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 164.5%

American Samoa 0.7%
$500	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$473

California 6.3%
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC	241	(a)(b)
	Proj.), Ser. 2016, 7.00%, due 12/1/27
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured),	2,606
	0.00%, due 8/1/24
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,593

		4,440

Georgia 0.7%
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	501	(a)(b)

Guam 3.2%
1,135	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,224
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,075

		2,299

Illinois 1.4%
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/23	1,016

Louisiana 0.8%
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.),	579
	Ser. 2013-A, 7.63%, due 12/15/28

Nevada 1.6%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,133

New York 141.3%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380	Ser. 2014-A, 5.00%, due 12/1/27	429
375	Ser. 2014-A, 5.00%, due 12/1/28	421
270	Ser. 2014-A, 5.00%, due 12/1/29	302
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500	Ser. 2015, 5.00%, due 11/15/27	544
500	Ser. 2015, 5.00%, due 11/15/28	540
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270	Ser. 2014-A, 5.00%, due 6/1/26	319	(c)
225	Ser. 2014-A, 5.00%, due 6/1/29	262	(c)
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250	Ser. 2014, 5.00%, due 7/1/22	285	(c)
500	Ser. 2014, 5.00%, due 7/1/29	552	(c)
250	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	246	(c)
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
155	Ser. 2015, 5.00%, due 6/1/26	181	(c)
125	Ser. 2015, 5.00%, due 6/1/27	145	(c)
195	Ser. 2015, 5.00%, due 6/1/28	225	(c)
220	Ser. 2015, 5.00%, due 6/1/29	252	(c)
325	Ser. 2015, 5.00%, due 6/1/30	370	(c)
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	596	(c)
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l Cultures), Ser. 2013-A, 3.88%, due 4/15/23	504	(c)

See Notes to Financial Statements	24

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.)
$155	Ser. 2014, 3.75%, due 1/1/20	$158	(a)(c)
200	Ser. 2014, 4.50%, due 1/1/25	215	(a)(c)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200	Ser. 2016-A-1, 5.00%, due 7/1/41	217
275	Ser. 2016-A-1, 5.00%, due 7/1/46	298
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,139
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25 Pre-Refunded	1,137
	5/1/19
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,444
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,637
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	603
640	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/20	627	(a)
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due	342
	1/15/29
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500	Ser. 2013-A, 5.00%, due 10/1/24	564
500	Ser. 2013-A, 5.00%, due 10/1/25	561
250	Ser. 2013-A, 4.00%, due 10/1/26	260
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120	Ser. 2012-A, 5.00%, due 6/1/23	1,270
210	Ser. 2012-A, 5.00%, due 6/1/25	237
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured),	1,490
	5.00%, due 9/1/27
500	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	530
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/28	2,271
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500	Ser. 2014, 5.00%, due 7/1/23	572
1,000	Ser. 2014, 5.00%, due 7/1/27	1,120
	New York City G.O.
950	Ser. 2009-B, 5.00%, due 8/1/22	1,031
1,000	Ser. 2009-E, 5.00%, due 8/1/21	1,087
100	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Subser. 2014-BB-4, (LOC: Wells Fargo Bank	100	(d)
	N.A.), 0.85%, due 6/15/50
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/40	546	(a)
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,423
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due	1,854
	7/1/27
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013,	868
	4.63%, due 7/1/25
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009,	529
	5.00%, due 7/1/24
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA	920
	Insured), 5.00%, due 8/1/21
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	1,736
	5.25%, due 7/1/24 Pre-Refunded 7/1/19
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group),	2,117
	Ser. 2011-A, 4.38%, due 5/1/26
675	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due	680
	7/1/24 Pre-Refunded 7/1/17
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012,	1,476
	4.00%, due 7/1/28
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public	2,171
	Finance Guarantee Corp. Insured), 5.25%, due 7/1/19
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph's College), Ser. 2010, 5.25%, due	603
	7/1/25
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
460	Ser. 2014-A, 4.00%, due 1/1/26	466
470	Ser. 2014-A, 4.00%, due 1/1/27	473
200	Ser. 2014-A, 4.00%, due 1/1/28	200
275	Ser. 2014-A, 4.13%, due 1/1/29	276

See Notes to Financial Statements	25

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	$1,556
750	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology),	764	(a)
	Ser. 2016, 5.00%, due 12/1/26
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400	Ser. 2017, 5.00%, due 12/1/35	429	(a)
200	Ser. 2017, 5.00%, due 12/1/36	214	(a)
400	Ser. 2017, 5.00%, due 12/1/37	426	(a)
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,333
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A,	1,504
	2.75%, due 7/1/17
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,214
	New York St. HFA Rev. (Affordable Hsg.)
1,615	Ser. 2009-B, 4.50%, due 11/1/29	1,677
960	Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	969
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	1,062
	New York St. Muni. Bond Bank Agcy.
1,230	Subser. 2009-B1, 5.00%, due 12/15/23	1,351
1,295	Subser. 2009-B1, 5.00%, due 12/15/24	1,422
	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds
1,000	Ser. 2007-B, 5.00%, due 4/1/20 Pre-Refunded 10/1/17	1,017
1,090	Ser. 2009-B, 5.00%, due 4/1/19	1,173
1,500	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt.	1,577
	Proj.), Ser. 2016, 5.00%, due 8/1/31
1,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term B Redev. Proj.), Ser. 2016-A,	975
	4.00%, due 7/1/41
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,337
	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax)
665	Ser. 2008-A-1, 5.00%, due 12/15/23 Pre-Refunded 12/15/17	682
300	Ser. 2008-A-1, 5.00%, due 12/15/23 Pre-Refunded 12/15/17	308
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	883
900	Niagara Area Dev. Corp. Rev. (Covanta Energy Proj.), Ser. 2012, 4.00%, due 11/1/24	903	(a)
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640	Ser. 2012-A, 5.00%, due 5/1/25	704
300	Ser. 2012-A, 5.00%, due 5/1/26	329
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%,	1,189
	due 6/15/26
1,010	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/29	1,128
500	Onondaga Civic Dev. Corp. Rev. (St. Joseph’s Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/25	542
	Pre-Refunded 7/1/19
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,098
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	1,558
3,000	Port Au. New York & New Jersey Cons. Bonds, Ser. 2012-175, 3.00%, due 12/1/27	3,098
500	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred -Third), Ser. 2017, 5.00%, due	559	(e)
	4/15/57
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22 Pre-	1,024
	Refunded 12/1/17
1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/28	1,614
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/25	2,236
1,000	Syracuse IDA (Carousel Ctr. Proj.), Ser. 2016-A, 5.00%, due 1/1/31	1,125
190	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp.	197
	Insured), 4.75%, due 1/1/24
	Triborough Bridge & Tunnel Au. Rev.
1,650	Subser. 2005-B-2, (LOC: Wells Fargo Bank N.A.), 0.85%, due 1/1/32	1,650	(d)
765	Subser. 2008-D, 5.00%, due 11/15/23	810
1,000	Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	1,061
	TSASC Inc. Rev. Ref.
580	Ser. 2017-A, 5.00%, due 6/1/28	670
3,000	Ser. 2017-A, 5.00%, due 6/1/41	3,252
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,517
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	3,555
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	990	(a)

See Notes to Financial Statements	26

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000's omitted)		(000's omitted)

	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
$825	Ser. 2016, 5.00%, due 11/1/30	$910
1,000	Ser. 2016, 3.75%, due 11/1/37	899
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,461
		100,373

Ohio 0.7%
500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	479

Pennsylvania 3.2%
	Pennsylvania St. Turnpike Commission Rev.
285	Ser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	333
305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	356
1,410	Subser. 2010-B2, 6.00%, due 12/1/34	1,613
		2,302

Puerto Rico 3.0%
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee	2,141
	Corp. Insured), 5.50%, due 7/1/20

Texas 0.5%
400	Mission Econ. Dev. Corp. Wtr. Sply. Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due	380	(a)(b)
	1/1/45

Virgin Islands 1.1%
	Virgin Islands Pub. Fin. Au. Rev.
250	Ser. 2014-A, 5.00%, due 10/1/24	204
500	Ser. 2014-A, 5.00%, due 10/1/29	395
200	Virgin Islands Pub. Fin. Au. Rev. (Matching Fund Loan-Diageo), Ser. 2009-A, 6.63%, due 10/1/29	165
		764

	Total Municipal Notes (Cost $111,933)	116,880

UNITS

Liquidating Trust - Real Estate 2.3%
600	CMS Liquidating Trust (Cost $3,105)	1,635	*(f)

	Total Investments 166.8% (Cost $115,038)	118,515

	Other Assets Less Liabilities 1.1%	777

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering	(48,240)
	costs of approximately $60,000) (67.9)%

	Net Assets Applicable to Common Stockholders 100.0%	$71,052

*	Non-income producing security.

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2017, these securities amounted to approximately $6,394,000 or 9.0% of net assets applicable to common stockholders of the Fund. Securities denoted with (a) but without (b) have been deemed by the investment manager to be liquid.

(b)	Illiquid security.

See Notes to Financial Statements	27

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

(c)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $4,310,000.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2017 and changes periodically.

(e)	When-issued security. Total value of all such securities at April 30, 2017, amounted to approximately $559,000, which represents 0.8% of net assets applicable to common stockholders of the Fund.

(f)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale. At April 30, 2017, this security amounted to approximately $1,635,000, which represents 2.3% of net assets applicable to common stockholders of the Fund.

			Acquisition		Fair Value
			Cost Percentage		Percentage
			of Net Assets		of Net Assets
			Applicable		Applicable
			to Common		to Common
			Stockholders		Stockholders
(000’s omitted)	Acquisition	Acquisition	as of Acquisition	Value as of	as of
Restricted Security	Date	Cost	Date	4/30/2017	4/30/2017
CMS Liquidating Trust	11/21/2012	$3,105	4.0%	$1,635	2.3%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2017:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$116,880	$—	$116,880
Liquidating Trust—Real Estate	—	—	1,635	1,635
Total Investments	$—	$116,880	$1,635	$118,515

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

See Notes to Financial Statements	28

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change
										in unrealized
										appreciation/
										(depreciation)
	Beginning			Change in						from
	balance,	Accrued		unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	Realized	appreciation/			in to	out of	as of	still held as of
	11/1/2016	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2017	4/30/2017
(000’s omitted)
Investments in
Securities:
Units
Liquidating
Trust—
Real Estate	$1,635	$—	$—	$ —	$—	$—	$—	$—	$1,635	$—
Total	$1,635	$—	$—	$ —	$—	$—	$—	$—	$1,635	$—

As of the six months ended April 30, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2017.

Impact to
valuation
					Input	from
Asset	Fair value	Valuation	Unobservable	Range	value per	decrease
class	at 4/30/2017	techniques	input	per unit	unit	in input
Units	$1,635,000	Income Approach	Appraised value	$2,592 - $2,903	$2,903	Decrease

See Notes to Financial Statements	29

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman
(000's omitted except per share amounts)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.	INTERMEDIATE MUNICIPAL FUND INC.	NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
	April 30, 2017	April 30, 2017	April 30, 2017
Assets
Investments in securities, at value* (Note A)—see Schedule of
Investments:
Unaffiliated issuers	$141,340	$463,106	$118,515
Cash	38	183	104
Interest receivable	1,695	6,550	1,666
Receivable for securities sold	—	365	—
Total Assets	143,073	470,204	120,285
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000
liquidation value per share; 590, 1,794 and 483 shares outstanding for
California, Intermediate and New York, respectively)† (Notes A & F)	58,936	179,276	48,240
Distributions payable—preferred shares	97	296	80
Distributions payable—common stock	284	1,269	222
Payable to investment manager (Note B)	29	96	25
Payable for securities purchased	—	—	558
Payable to administrator (Note B)	35	116	29
Payable to directors	3	1	1
Accrued expenses and other payables	88	143	78
Total Liabilities	59,472	181,197	49,233
Net Assets applicable to Common Stockholders	$83,601	$289,007	$71,052
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$79,266	$267,852	$71,787
Undistributed net investment income (loss)	—	6,278	—
Distributions in excess of net investment income	(217)	—	(38)
Accumulated net realized gains (losses) on investments	(4,079)	(20,596)	(4,174)
Net unrealized appreciation (depreciation) in value of investments	8,631	35,473	3,477
Net Assets applicable to Common Stockholders	$83,601	$289,007	$71,052
Shares of Common Stock Outstanding ($0.0001 par value;
999,996,410, 999,990,206 and 999,996,517 shares authorized for
California, Intermediate and New York, respectively)	5,551	18,799	5,077
Net Asset Value Per Share of Common Stock Outstanding	$15.06	$15.37	$13.99
* Cost of Investments	$132,709	$427,633	$115,038

† Net of unamortized deferred offering costs of approximately:	$64	$124	$60

See Notes to Financial Statements	30

Statements of Operations (Unaudited)

Neuberger Berman
(000’s omitted)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.	INTERMEDIATE MUNICIPAL FUND INC.	NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	April 30, 2017	April 30, 2017	April 30, 2017
Investment Income:
Income (Note A):
Interest income-unaffiliated issuers	$2,851	$10,260	$2,362
Expenses:
Investment management fees (Note B)	176	579	147
Administration fees (Note B)	211	695	177
Audit fees	29	29	29
Basic maintenance expense (Note A)	20	20	20
Custodian and accounting fees	44	88	38
Insurance expense	3	9	2
Legal fees	19	44	14
Stockholder reports	7	26	7
Stock exchange listing fees	2	6	1
Stock transfer agent fees	11	13	11
Distributions to variable rate municipal term preferred shareholders and
amortization of offering costs (Note A)	582	1,752	478
Directors’ fees and expenses	22	22	22
Miscellaneous	9	14	9
Total expenses	1,135	3,297	955
Custodian out-of-pocket expenses refunded (Note E)	(45)	(65)	(39)
Total net expenses	1,090	3,232	916
Net investment income (loss)	$1,761	$7,028	$1,446

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(112)	(1,393)	(692)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(3,172)	(10,578)	(2,229)
Net gain (loss) on investments	(3,284)	(11,971)	(2,921)
Net increase (decrease) in net assets applicable to Common Stockholders
resulting from operations	$(1,523)	$(4,943)	$(1,475)

See Notes to Financial Statements	31

Statements of Changes in Net Assets

Neuberger Berman
(000’s omitted)

	CALIFORNIA INTERMEDIATE		INTERMEDIATE
	MUNICIPAL FUND INC.		MUNICIPAL FUND INC.
	Six Months		Six Months
	Ended		Ended
	April 30, 2017	Year Ended	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets Applicable to
Common Stockholders:
From Operations (Note A):
Net investment income (loss)	$1,761	$3,468	$7,028	$14,391
Net realized gain (loss) on investments	(112)	(40)	(1,393)	(414)
Change in net unrealized appreciation (depreciation)
of investments	(3,172)	2,738	(10,578)	7,076
Net increase (decrease) in net assets applicable to
Common Stockholders resulting from operations	(1,523)	6,166	(4,943)	21,053
Distributions to Common Stockholders From
(Note A):
Net investment income	(1,885)	(4,293)	(8,035)	(16,900)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends and distributions	12	124	139	390
Net Increase (Decrease) in Net Assets
Applicable to Common Stockholders	(3,396)	1,997	(12,839)	4,543
Net Assets Applicable to Common
Stockholders:
Beginning of period	86,997	85,000	301,846	297,303
End of period	$83,601	$86,997	$289,007	$301,846
Undistributed net investment income (loss) at end
of period	$—	$—	$6,278	$7,285
Distributions in excess of net investment income at
end of period	$(217)	$(93)	$—	$—

See Notes to Financial Statements	33

NEW YORK INTERMEDIATE
MUNICIPAL FUND INC.
Six Months
Ended
April 30, 2017	Year Ended
(Unaudited)	October 31, 2016

$1,446	$2,912
(692)	35
(2,229)	1,471

(1,475)	4,418

(1,397)	(3,153)

—	13

(2,872)	1,278

73,924	72,646
$71,052	$73,924

$—	$—

$(38)	$(87)

See Notes to Financial Statements	34

Notes to Financial Statements Intermediate Municipal Closed-End Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1	General: Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund”, and collectively, the “Funds”) were organized as Maryland corporations on July 29, 2002. California and New York registered as non-diversified, closed-end management investment companies and Intermediate registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Each Fund is currently a diversified fund. The Funds’ Boards of Directors (each Fund’s Board of Directors, a “Board”) may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A zero balance, if any, reflects an actual amount rounding to less than $1,000.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Neuberger Berman Investment Advisers LLC (“Management”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each Fund are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 “Income Taxes” (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2017, the Funds did not have any unrecognized tax positions.

At April 30, 2017, selected Fund information on a U.S. federal income tax basis was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
(000’s omitted)	Cost	Appreciation	Depreciation	(Depreciation)
California	$132,709	$9,249	$618	$8,631
Intermediate	427,727	38,193	2,814	35,379
New York	115,163	5,544	2,192	3,352

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, capital loss carryforwards expiring and differing characterization of distributions made by each Fund.

As determined on October 31, 2016, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of partnership basis adjustments, prior year partnership adjustments, defaulted bonds, non-deductible Variable Rate Municipal Term Preferred Shares, Series A (“VMTPS”), and expiration of capital loss carryforwards. These reclassifications had no effect on net income, net asset value (“NAV”) or NAV per share of each Fund. For the year ended October 31, 2016, the Funds recorded the following permanent reclassifications:

			Accumulated Net
		Undistributed	Realized Gains
		Net Investment	(Losses) on
	Paid-in Capital	Income (Loss)	Investments
California	$(29,646)	$29,646	$—
Intermediate	(289,827)	122,726	167,101
New York	(297,323)	126,261	171,062

The tax character of distributions paid during the years ended October 31, 2016 and October 31, 2015 were as follows:

			Distributions Paid From:
	Tax-Exempt Income		Ordinary Income		Total
	2016	2015	2016	2015	2016	2015
California	$5,188,627	$5,183,345	$30,146	$102,578	$5,218,773	$5,285,923
Intermediate	19,536,613	19,033,784	178,448	179,893	19,715,061	19,213,677
New York	3,856,004	4,234,101	54,767	23,910	3,910,771	4,258,011

As of October 31, 2016, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized	Loss	Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation/	Carryforwards	Temporary
	Income	Income	Capital Gain	(Depreciation)	and Deferrals	Differences	Total
California	$345,959	$—	$—	$11,803,061	$(3,966,592)	$(439,145)	$7,743,283
Intermediate	8,982,722	—	—	45,957,760	(19,109,698)	(1,698,178)	34,132,606
New York	234,405	—	—	5,581,754	(3,357,862)	(321,512)	2,136,785

The temporary differences between book basis and tax basis distributable earnings are primarily due to: timing differences of distribution payments, partnership basis adjustments, capital loss carryforwards and defaulted bond income adjustments.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 made changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term (“Post-Enactment”). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character (“Pre-Enactment”). As determined at October 31, 2016, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Pre-Enactment
	Expiring in:
	2017	2018	2019
California	$783,685	$—	$—
Intermediate	9,552,881	302,263	—
New York	1,053,807	—	7,374

	Post-Enactment (No Expiration Date)
	Long-Term	Short-Term
California	$2,838,508	$344,399
Intermediate	7,855,133	1,399,421
New York	1,831,000	465,681

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended October 31, 2016, Intermediate and New York had capital loss carryforwards expire of $232,566 and $269,555, respectively.

During the year ended October 31, 2016, New York utilized capital loss carryforwards of $34,796.

5	Distributions to common stockholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A.

On May 15, 2017, each Fund declared a monthly distribution to common stockholders payable June 15, 2017, to stockholders of record on May 31, 2017, with an ex-date of May 26, 2017 as follows:

Distribution per share
California	$0.0512
Intermediate	0.0675
New York	0.0437

On June 15, 2017, each Fund declared a monthly distribution to common stockholders payable July 17, 2017, to stockholders of record on June 30, 2017, with an ex-date of June 28, 2017 as follows:

Distribution per share
California	$0.0512
Intermediate	0.0675
New York	0.0437

6	Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

7	Financial leverage: On June 24, 2014, the Funds re-classified unissued shares of capital stock into VMTPS as follows:

Shares
California	590
Intermediate	1,794
New York	483

On June 30, 2014, July 1, 2014 and July 2, 2014, the Funds issued VMTPS as follows:

Shares
California	590
Intermediate	1,794
New York	483

Each Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon (“VMTPS Liquidation Value”). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in each Fund’s Statement of Assets and Liabilities.

The distribution rate for each Fund’s VMTPS is calculated based on the applicable SIFMA Municipal Swap Index plus a spread. The table below sets forth key terms of each Fund’s VMTPS.

		Term		Aggregate
		Redemption	Shares	Liquidation	Estimated
Fund	Series	Date	Outstanding	Preference	Fair Value
California	Series A	6/30/2019	590	$59,000,000	$59,000,000
Intermediate	Series A	7/1/2019	1,794	$179,400,000	$179,400,000
New York	Series A	7/2/2019	483	$48,300,000	$48,300,000

The Funds have paid up front expenses in connection with offering the VMTPS, which are being amortized over the life of the VMTPS. The expenses are included in the “Distributions to variable rate municipal term preferred shareholders and amortization of offering costs (Note A)” line item that is reflected in the Statements of Operations.

Each Fund may redeem VMTPS, in whole or in part, at its option after giving a minimum amount of notice to the relevant holders of its VMTPS, but will incur additional expenses if it chooses to so redeem. Each Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude a Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of VMTPS at VMTPS Liquidation Value. The holders of VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on VMTPS for two consecutive years.

8	Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California and New York normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds’ securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9	Indemnifications: Like many other companies, the Funds’ organizational documents provide that their officers (“Officers”) and directors (“Directors”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

10	Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. “Discounted value” refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street Bank and Trust Company (“State Street”) for the preparation of this report which is reflected in the Statements of Operations under the caption “Basic maintenance expense (Note A).”

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS Liquidation Value is not considered a liability.

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Prior to January 1, 2016, Neuberger Berman LLC was retained by Management pursuant to Sub-Advisory Agreements to furnish it with investment recommendations and research information without added cost to the Funds. Several individuals who are Officers and/or Directors of each Fund are also employees of Management.

Note C—Securities Transactions:

During the six months ended April 30, 2017, there were purchase and sale transactions of long-term securities as follows:

(000’s omitted)	Purchases	Sales
California	$25,526	$23,956
Intermediate	46,925	50,549
New York	14,266	13,450

Note D—Capital:

Transactions in shares of common stock for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

	Stock Issued on		Net Increase/(Decrease)
	Reinvestment of Dividends		in Common Stock
	and Distributions		Outstanding
	2017	2016	2017	2016
California	804	7,765	804	7,765
Intermediate	9,060	23,861	9,060	23,861
New York	—	897	—	897

Note E—Custodian Out-of-Pocket Expenses Refunded:

In May 2016, the Funds’ custodian, State Street, announced that it had identified inconsistencies in the way in which the Funds were invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from 1998 through November 2015. The amounts in the table below represent the refunded expenses and interest determined to be payable to the Funds for the period in question. These amounts were refunded to the Funds by State Street during the period ended April 30, 2017.

		Interest
	Expenses	Paid to
	Refunded	the Funds
California	$44,975	$2,910
Intermediate	65,069	3,963
New York	39,182	2,629

Note F—Recent Accounting Pronouncements:

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact, if any, that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

During the six months ended April 30, 2017, the Funds adopted the FASB's Accounting Standards Update ("ASU") No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs. Pursuant to the new standard, the Funds are required to present debt issuance costs in their Statements of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Funds as a deferred asset. This change in accounting had no impact on the Funds' net assets.

In December 2016, FASB issued ASU No. 2016-19, “Technical Corrections and Improvements” (“ASU 2016-19”). The guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique. The amendments also require an entity to disclose when it has changed either a valuation approach and/or a valuation technique. The guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Management is currently evaluating the impact, if any, of applying this guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

California Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Common Stock Net Asset Value,
Beginning of Period	$15.67		$15.34	$15.51	$14.46	$15.85	$15.09

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income (Loss)@	0.32		0.63	0.64	0.72	0.79	0.89
Net Gains or Losses on Securities
(both realized and unrealized)	(0.59)		0.47	0.01	1.16	(1.34)	0.72
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income@	—		—	—	(0.01)	(0.02)	(0.03)
Total From Investment Operations
Applicable to Common Stockholders	(0.27)		1.10	0.65	1.87	(0.57)	1.58

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.34)		(0.77)	(0.82)	(0.82)	(0.82)	(0.82)
Common Stock Net Asset Value,
End of Period	$15.06		$15.67	$15.34	$15.51	$14.46	$15.85
Common Stock Market Value,
End of Period	$14.27		$15.57	$15.33	$15.53	$14.26	$16.66
Total Return, Common Stock Net Asset Value†	(1.60	)%*	7.28%	4.37%	13.28%	(3.65)%	10.65%
Total Return, Common Stock Market Value†	(6.17	)%*	6.67%	4.16%	15.02%	(9.60)%	19.55%

Supplemental Data/Ratios††
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$83.6		$87.0	$85.0	$85.9	$80.0	$87.5
Preferred Stock Outstanding,
End of Period (in millions)^	$58.9	ØØ	$59.0	$59.0	$59.0	$59.0	$59.0
Preferred Stock Liquidation Value Per Share^	$100,000		$100,000	$100,000	$100,000	$25,000	$25,000
Ratios are Calculated Using
Average Net Assets Applicable
to Common Stockholders
Ratio of Gross ExpensesØ	2.76	%**	2.40%	2.20%	1.70%	1.43%	1.41%#
Ratio of Net ExpensesØ	2.70	%**[a]	2.40%	2.20%	1.70%	1.43%‡	1.33%‡
Ratio of Net Investment Income (Loss)
Excluding AMPS Preferred Stock Distributions^	4.23	%**[a]	3.95%	4.16%	4.85%[b]	5.19%[b]	5.67%[b]
Portfolio Turnover Rate	17	%*	12%	9%	24%	47%	41%
Asset Coverage Per Share,
of Preferred Stock, End of Period¢	$241,861		$247,614	$244,175	$245,704	$58,900	$62,095

See Notes to Financial Highlights	42

Financial Highlights

Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Common Stock Net Asset Value,
Beginning of Period	$16.06		$15.84	$16.11	$14.54	$15.96	$14.86

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income (Loss)@	0.37		0.77	0.81	0.88	0.89	0.98
Net Gains or Losses on Securities
(both realized and unrealized)	(0.63)		0.35	(0.18)	1.55	(1.45)	0.98
Common Stock Equivalent of Distributions
to AMPS Preferred Stockholders From:
Net Investment Income@	—		—	—	(0.01)	(0.02)	(0.02)
Total From Investment Operations
Applicable to Common Stockholders	(0.26)		1.12	0.63	2.42	(0.58)	1.94

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.43)		(0.90)	(0.90)	(0.85)	(0.84)	(0.84)
Common Stock Net Asset Value,
End of Period	$15.37		$16.06	$15.84	$16.11	$14.54	$15.96
Common Stock Market Value,
End of Period	$14.98		$15.34	$15.53	$15.42	$14.10	$16.43
Total Return, Common Stock Net Asset Value†	(1.57	)%*	7.19%	4.21%	17.24%	(3.59)%	13.30%
Total Return, Common Stock Market Value†	0.44	%*	4.42%	6.74%	15.72%	(9.19)%	17.51%

Supplemental Data/Ratios††
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$289.0		$301.8	$297.3	$302.3	$272.9	$299.2
Preferred Stock Outstanding,
End of Period (in millions)^^	$179.3	ØØ	$179.4	$179.4	$179.4	$179.4	$179.4
Preferred Stock Liquidation Value Per Share^^	$100,000		$100,000	$100,000	$100,000	$25,000	$25,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	2.31	%**	2.00%	1.84%	1.41%	1.17%	1.17%#
Ratio of Net ExpensesØ	2.29	%**[a]	2.00%	1.84%	1.41%	1.17%‡	1.09%‡
Ratio of Net Investment Income (Loss) Excluding
AMPS Preferred Stock Distributions^^	4.90	%**[a]	4.70%	5.05%	5.77%[b]	5.78%[b]	6.30%[b]
Portfolio Turnover Rate	10	%*	19%	9%	24%	40%	35%
Asset Coverage Per Share,
of Preferred Stock, End of Period¢	$261,261		$268,414	$265,828	$268,620	$63,026	$66,698

See Notes to Financial Highlights	43

Financial Highlights

New York Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Common Stock Net Asset Value,
Beginning of Period	$14.56		$14.31	$14.52	$13.71	$15.03	$14.49

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income (Loss)@	0.28		0.57	0.60	0.67	0.71	0.79
Net Gains or Losses on Securities (both
realized and unrealized)	(0.57)		0.30	(0.09)	0.93	(1.23)	0.55
Common Stock Equivalent of Distributions
to AMPS Preferred Stockholders From:
Net Investment Income@	—		—	—	(0.01)	(0.02)	(0.02)
Total From Investment Operations
Applicable to Common Stockholders	(0.29)		0.87	0.51	1.59	(0.54)	1.32

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.28)		(0.62)	(0.72)	(0.78)	(0.78)	(0.78)
Common Stock Net Asset Value,
End of Period	$13.99		$14.56	$14.31	$14.52	$13.71	$15.03
Common Stock Market Value,
End of Period	$12.63		$13.44	$13.78	$14.11	$12.97	$15.74
Total Return, Common Stock Net Asset Value†	(1.79	)%*	6.27%	3.70%	12.16%	(3.50)%	9.26%
Total Return, Common Stock Market Value†	(3.95	)%*	1.87%	2.76%	15.21%	(12.82)%	20.49%

Supplemental Data/Ratios††
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$71.1		$73.9	$72.6	$73.7	$69.6	$76.2
Preferred Stock Outstanding,
End of Period (in millions)^^^	$48.2	ØØ	$48.3	$48.3	$48.3	$48.3	$48.3
Preferred Stock Liquidation
Value Per Share^^^	$100,000		$100,000	$100,000	$100,000	$25,000	$25,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	2.73	%**	2.39%	2.19%	1.71%	1.43%	1.42%#
Ratio of Net ExpensesØ	2.67	%**[a]	2.39%	2.19%	1.71%	1.43%‡	1.34%‡
Ratio of Net Investment Income (Loss)
Excluding AMPS Preferred Stock
Distributions^^^	4.07	%**[a]	3.90%	4.14%	4.75%[b]	4.93%[b]	5.31%[b]
Portfolio Turnover Rate	11	%*	10%	18%	32%	52%	28%
Asset Coverage Per Share,
of Preferred Stock, End of Period¢	$247,271		$253,212	$250,512	$252,753	$61,059	$64,471

See Notes to Financial Highlights	44

Notes to Financial Highlights (Unaudited)

@	Calculated based on the average number of shares of common stock outstanding during each fiscal period.

†	Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares of common stock when sold may be worth more or less than original cost. Total return would have been lower if Management had not waived a portion of the investment management fee during certain of the periods shown. Total return would have been the same for each of the respective years if the Funds had not received the refund listed in Note E of the Notes to Financial Statements.

*	Not annualized.

††	Expense ratios do not include the effect of distributions on Auction Market Preferred Shares (“AMPS”). Income ratios include income earned on assets attributable to the VMTPS (AMPS prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively) outstanding.

^	Prior to June 30, 2014, California had AMPS outstanding. On June 30, 2014, California issued 590 VMTPS and redeemed its outstanding AMPS.

^^	Prior to July 1, 2014, Intermediate had AMPS outstanding. On July 1, 2014, Intermediate issued 1,794 VMTPS and redeemed its outstanding AMPS.

^^^	Prior to July 2, 2014, New York had AMPS outstanding. On July 2, 2014, New York issued 483 VMTPS and redeemed its outstanding AMPS.

ØØ	During the six months ended April 30, 2017, the Funds adopted FASB’s Accounting Standards Update No. 2015-03. At April 30, 2017, the value of Preferred Stock Outstanding is being shown net of unamortized deferred offering costs of approximately $64,000, $124,000 and $60,000 for California, Intermediate and New York, respectively.

Ø	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2017	2016	2015	2014
California	1.38%	1.06%	0.89%	0.96%
Intermediate	1.21%	0.92%	0.77%	0.83%
New York	1.32%	1.01%	0.85%	0.91%

**	Annualized.
#	Represents the annualized ratios of net expenses to average daily net assets if Management had not waived a portion of the investment management fee.

‡	After waiver of a portion of the investment management fee by Management during certain of the periods shown. Each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. Prior to January 1, 2013, each Fund had an expense offset arrangement in connection with its custodian contract. Had the Funds not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets applicable to common stockholders would have been:

	Year Ended October 31,
	2013	2012
California	1.43%	1.33%
Intermediate	1.17%	1.09%
New York	1.43%	1.34%

¢	Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS (AMPS prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively)) from the Fund’s total assets and dividing by the number of VMTPS/AMPS outstanding.

a	Custodian Out-of-Pocket Expenses Refunded, as listed in Note G of the Notes to Financial Statements, which is non-recurring, is included in these ratios on a non-annualized basis. Had the Funds not received the refund the annualized ratios of net expenses to average net assets and net investment income/(loss) to average net assets would have been:

	Ratio of Net	Ratio of Net
	Expenses to	Investment
	Average Net	Income/(Loss) to
	Assets	Average Net Assets
	Six Months Ended	Six Months Ended
	April 30, 2017	April 30, 2017
California	2.76%	4.17%
Intermediate	2.31%	4.87%
New York	2.73%	4.01%

b	The annualized ratios of distributions on AMPS to average net assets applicable to common stockholders were:

	Year Ended October 31,
	2014	2013	2012
California	0.05%	0.13%	0.17%
Intermediate	0.04%	0.12%	0.15%
New York	0.05%	0.12%	0.16%

Distribution Reinvestment Plan for each Fund

American Stock Transfer & Trust Company, LLC (the “Plan Agent”) will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a “Participant”), will open an account for each Participant under the Distribution Reinvestment Plan (“Plan”) in the same name as their then-current shares of the Fund’s common stock (“Shares”) are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

Directory

Investment Manager and Administrator	Plan Agent
Neuberger Berman Investment Advisers LLC	American Stock Transfer & Trust Company, LLC*
1290 Avenue of the Americas	Plan Administration Department
New York, NY 10104-0002	P.O. Box 922
877.461.1899 or 212.476.8800	Wall Street Station
New York, NY 10269-0560

Custodian	Overnight correspondence should be sent to:
State Street Bank and Trust Company	American Stock Transfer & Trust Company, LLC*
One Lincoln Street	6201 15th Avenue
Boston, MA 02111	Brooklyn, NY 11219

Transfer Agent	Legal Counsel
American Stock Transfer	K&L Gates LLP
& Trust Company, LLC*	1601 K Street, NW
6201 15th Avenue	Washington, DC 20006-1600
Brooklyn, NY 11219
Independent Registered Public Accounting Firm
Computershare, Inc. (As of April 30, 2017)	Ernst & Young LLP
480 Washington Boulevard	200 Clarendon Street
Jersey City, NJ 07310	Boston, MA 02116

*	As of April 30, 2017, Computershare, Inc. served as the Funds’ Transfer Agent and Plan Agent. Effective on or about June 27, 2017, American Stock Transfer & Trust Company, LLC became the Funds’ Transfer Agent and Plan Agent.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission’s website, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission’s website at www.sec.gov, and on Management’s website at www.nb.com.

Quarterly Portfolio Schedule

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◼Social Security number and account balances
◼income and transaction history
◼credit history and credit scores

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800.223.6448

This is not part of the Funds’ stockholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?

We collect your personal information, for example, when you

◼open an account or provide account information
◼seek advice about your investments or give us your income information
◼give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◼sharing for affiliates’ everyday business purposes—information about your creditworthiness
◼affiliates from using your information to market to you
◼sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◼Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers, broker dealers; mutual funds, and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼Neuberger Berman doesn’t jointly market.

This is not part of the Funds’ stockholder report.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of stockholders and is not an offer for shares of the Funds.

 I0208 06/17

Item 2. Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman New York Intermediate Municipal Fund Inc. (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Advisers Management Trust’s Form N-CSRS, Investment Company Act file number 811-04255 (filed August 25, 2016).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports on Form N-CSR.

Item 6. Schedule of Investments.

The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR. There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which stockholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the period covered by this Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 5, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 5, 2017